Warrant Liability (Details 1) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Warrant liability [Line Items]
Beginning Balance	$ 31,304	$ 19,991	$ 18,280
Fair value adjustment	3,146	11,313	1,711
Ending Balance	$ 34,450	$ 31,304	$ 19,991